Equity - Total Number of Shares Authorized and Issued (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Feb. 27, 2026	Feb. 29, 2024
Equity [abstract]
Cancellation of treasury stock	¥ 747,000,000	¥ 154,285,290